UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                                                   811-22406

Mirae Asset Discovery Funds

(Exact name of registrant as specified in charter)

625 Madison Avenue, 3rd Floor        New York, NY            10022

(Address of principal executive offices)                               (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:                                                (212) 205-8300

Date of fiscal year end:       April 30

Date of reporting period:    October 31, 2021

Item 1. Reports to Stockholders.

Mirae Asset Discovery Funds
Semi-Annual Report
October 31, 2021
Emerging Markets Fund
Emerging Markets Great Consumer Fund

i

Mirae Asset Discovery Funds Expense Examples (Unaudited)

As a Fund shareholder, you may incur three types of costs: (1) transaction costs, including wire redemption fees and sales charges, as applicable; (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and (3) other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of  $1,000 invested at May 1, 2021 and held for the entire period from May 1, 2021 through October 31, 2021.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund and share class in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your expenses would have been higher.
Fund		Beginning Account Value 5/1/21	Actual Ending Account Value 10/31/21	Hypothetical Ending Account Value 10/31/21	Actual Expenses Paid During Period 5/1/21 – 10/31/21(1)	Hypothetical Expenses Paid During Period 5/1/21 – 10/31/21(1)	Annualized Expense Ratio During Period 5/1/21 – 10/31/21
Emerging Markets Fund	Class A	$1,000.00	$1,019.40	$1,018.15	$7.13	$7.12	1.40%
	Class C	1,000.00	1,015.40	1,014.37	10.92	10.92	2.15%
	Class I	1,000.00	1,020.30	1,019.41	5.86	5.85	1.15%
Emerging Markets Great Consumer Fund	Class A	1,000.00	929.60	1,018.15	6.81	7.12	1.40%
	Class C	1,000.00	925.80	1,014.37	10.44	10.92	2.15%
	Class I	1,000.00	930.30	1,019.41	5.60	5.85	1.15%

(1)
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/365 (to reflect the one-half year period).

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	October 31, 2021 (Unaudited)

	Shares	Value
Common Stocks (95.8%)
AIA Group Ltd. (Insurance)	106,200	$1,199,140
AL Rajhi Bank (Banks)	23,769	878,315
Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	70,180	1,452,011
Alpha Services and Holdings SA* (Banks)	357,438	452,503
Banco BTG Pactual SA (Capital Markets)	60,300	242,025
China International Travel Service Corp. Ltd., Class A (Hotels, Restaurants & Leisure)	27,100	1,132,635
China Merchants Bank Co. Ltd. (Banks)	45,500	384,250
Clicks Group Ltd. (Food & Staples Retailing)	23,100	421,937
Dalmia Bharat Ltd. (Construction Materials)	26,429	711,615
Detsky Mir PJSC (Specialty Retail)	291,854	564,025
FirstRand Ltd. (Diversified Financial Services)	110,495	419,881
Ganfeng Lithium Co. Ltd., Class H (Metals & Mining)	36,800	694,575
Grupo Aeroporturaio del Pacifico SAB de CV, Class B (Transportation Infrastructure)	32,800	414,298
Grupo Financiero Banorte Sab de CV (Banks)	115,800	732,126
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	25,800	464,400
HDFC Bank Ltd. (Banks)	56,818	1,205,546
Hindalco Industries Ltd. (Metals & Mining)	107,012	662,058
Hyundai Motor Co. (Automobiles)	7,100	1,270,990
ICICI Bank Ltd. (Banks)	264,211	2,838,181
IHH Healthcare Berhad (Health Care Providers & Services)	983,000	1,555,199
Infosys Ltd. (IT Services)	39,291	879,335
Kingdee International Software Group Co., Ltd.* (Software)	228,000	757,101
Lemon Tree Hotels Ltd.* (Hotels, Restaurants & Leisure)	987,080	721,365
LG Chem Ltd. (Chemicals)	1,925	1,377,354
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	55,500	619,390
Locaweb Servicos de Internet SA (IT Services)	81,900	266,750
Lojas Renner SA (Multiline Retail)	74,468	424,517
LONGi Green Energy Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	86,997	1,324,605
Mahindra & Mahindra Ltd. (Automobiles)	54,192	641,907
Mando Corp.* (Auto Components)	14,101	755,848
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	41,000	1,355,518
Meituan, Class B* (Internet & Direct Marketing Retail)	63,700	2,222,256
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	321	475,407
Mr. Price Group Ltd. (Specialty Retail)	32,831	431,603
Narayana Hrudayalaya Ltd.* (Health Care Providers & Services)	165,666	1,153,504
NAVER Corp. (Interactive Media & Services)	2,945	1,030,956
Network International Holdings PLC* (IT Services)	100,933	446,363
Novatek PJSC GDR (Oil, Gas & Consumable Fuels)	1,550	392,925
	Shares	Value
Phu Nhuan Jewelry JSC (Textiles, Apparel & Luxury Goods)	225,970	$1,033,006
POSCO (Metals & Mining)	2,917	737,521
Prestige Estates Projects, Ltd. (Real Estate Management & Development)	129,349	740,176
Prudential PLC (Insurance)	47,650	965,004
PT Bank Rakyat Indonesia Persero TBK (Banks)	4,192,000	1,253,272
Raia Drogasil SA (Food & Staples Retailing)	105,000	435,391
Rede D’Or Sao Luiz SA (Health Care Providers & Services)	39,500	416,545
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	44,133	1,488,901
Riyue Heavy Industry Co., Ltd. (Machinery)	118,294	719,325
Rumo SA* (Road & Rail)	125,617	352,597
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	13,844	829,527
Samsung Electronics Co. Ltd. Pref. (Technology Hardware, Storage & Peripherals)	13,174	723,197
Sberbank of Russia PJSC ADR (Banks)	38,430	769,369
Sea Ltd. ADR* (Entertainment)	2,082	715,313
Shinhan Financial Group Co. Ltd. (Banks)	38,102	1,242,689
Sino Biopharmaceutiical, Ltd. (Pharmaceuticals)	1,171,000	866,928
Sona Blw Precision Forgings Ltd.* (Auto Components)	93,305	807,114
Standard Chartered PLC (Banks)	190,450	1,281,344
Suzano SA* (Paper & Forest Products)	54,100	470,997
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	107,000	2,264,525
Techtronic Industries Co. Ltd. (Machinery)	43,000	884,837
Tencent Holdings Ltd. (Interactive Media & Services)	26,000	1,614,284
Tongwei Co. Ltd., Class A (Food Products)	153,039	1,368,760
Trip.com Group Ltd. ADR* (Internet & Direct Marketing Retail)	37,444	1,069,401
Vietnam Technological & Commercial Joint Stock Bank* (Banks)	725,380	1,645,257
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	209,900	731,441
Yandex NV Russia, Class A* (Interactive Media & Services)	2,700	223,668
Yandex NV US, Class A* (Interactive Media & Services)	8,680	719,051
Zomato Ltd.* (Internet & Direct Marketing Retail)	705,131	1,238,845
TOTAL COMMON STOCKS
(Cost $51,144,998)		60,580,699
TOTAL INVESTMENTS
(Cost $51,144,998) – 95.8%		60,580,699
Other Net Assets (Liabilities) – 4.2%		2,655,479
NET ASSETS – 100.0%		$63,236,178

*
Non-income producing security

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	October 31, 2021 (Unaudited)

The Emerging Markets Fund invested in the following industries as of October 31, 2021:
	Value	% of Net Assets
Auto Components	$1,562,962	2.5%
Automobiles	1,912,897	3.0%
Banks	13,147,252	20.7%
Capital Markets	242,025	0.4%
Chemicals	1,377,354	2.2%
Construction Materials	711,615	1.1%
Diversified Financial Services	419,881	0.7%
Entertainment	715,313	1.1%
Food & Staples Retailing	1,588,769	2.6%
Food Products	1,368,760	2.2%
Health Care Providers & Services	3,125,248	4.9%
Hotels, Restaurants & Leisure	1,854,000	2.9%
Insurance	2,164,144	3.4%
Interactive Media & Services	3,587,959	5.7%
Internet & Direct Marketing Retail	6,457,920	10.3%
IT Services	1,592,448	2.5%
Machinery	1,604,162	2.5%
Metals & Mining	2,094,154	3.3%
Multiline Retail	424,517	0.7%
Oil, Gas & Consumable Fuels	1,881,826	3.0%
Paper & Forest Products	470,997	0.6%
Pharmaceuticals	866,928	1.4%
Real Estate Management & Development	740,176	1.2%
Road & Rail	352,597	0.6%
Semiconductors & Semiconductor Equipment	4,944,648	7.8%
Software	757,101	1.2%
Specialty Retail	995,628	1.5%
Technology Hardware, Storage & Peripherals	1,552,724	2.5%
Textiles, Apparel & Luxury Goods	1,652,396	2.6%
Transportation Infrastructure	414,298	0.7%
Other Net Assets	2,655,479	4.2%
Total	$63,236,178	100.0%
The Emerging Markets Fund invested in securities with exposure to the following countries as of October 31, 2021:
	Value	% of Net Assets
Argentina	$475,407	0.8%
Brazil	2,608,822	4.1%
China	13,358,593	21.2%
Greece	452,503	0.7%
Hong Kong	4,232,249	6.7%
India	13,088,547	20.7%
Indonesia	1,253,272	2.0%
Kazakstan	464,400	0.7%
Mexico	1,877,865	3.0%
Russia	2,669,038	4.2%
Saudi Arabia	878,315	1.4%
Singapore	715,313	1.1%
South Africa	1,273,421	2.0%
South Korea	9,523,281	15.1%
Taiwan	3,620,043	5.7%
United Arab Emirates	446,363	0.7%
United Kingdom	965,004	1.5%
Vietnam	2,678,263	4.2%
Other Net Assets	2,655,479	4.2%
Total	$63,236,178	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	October 31, 2021 (Unaudited)

	Shares	Value
Common Stocks (97.9%)
AL Rajhi Bank (Banks)	761,561	$28,141,291
Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	2,817,800	58,299,748
Alpha Services and Holdings SA* (Banks)	11,623,037	14,714,313
Amorepacific Corp. (Personal Products)	102,645	16,010,872
ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	2,264,800	35,397,052
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	460,068	26,187,665
Asian Paints Ltd. (Chemicals)	511,701	21,185,961
Ayala Land, Inc. (Real Estate Management & Development)	17,353,405	12,108,406
Banco BTG Pactual SA (Capital Markets)	1,961,900	7,874,439
Britannia Industries Ltd. (Food Products)	344,327	16,903,368
BYD Co. Ltd., H Shares (Automobiles)	2,744,000	104,990,359
China International Travel Service Corp. Ltd., Class A (Hotels, Restaurants & Leisure)	1,519,143	63,492,038
China Merchants Bank Co. Ltd. (Banks)	4,043,000	34,143,339
Clicks Group Ltd. (Food & Staples Retailing)	701,500	12,813,365
CP All Public Co. Ltd. (Food & Staples Retailing)	9,963,600	19,276,864
Detsky Mir PJSC (Specialty Retail)	9,058,338	17,505,776
FirstRand Ltd. (Diversified Financial Services)	3,509,709	13,336,885
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Food Products)	2,145,295	39,232,734
Geely Automobile Holdings Ltd. (Automobiles)	5,682,000	19,859,775
Grupo Aeroporturaio del Pacifico SAB de CV, Class B (Transportation Infrastructure)	1,051,224	13,278,060
Grupo Financiero Banorte Sab de CV (Banks)	3,591,043	22,703,741
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	839,724	15,115,032
HDFC Bank Ltd. (Banks)	2,796,337	59,331,759
Hindustan Unilever Ltd. (Household Products)	1,439,808	46,018,314
Hyundai Motor Co. (Automobiles)	122,514	21,931,553
JD.com, Inc., Class A* (Internet & Direct Marketing Retail)	898,050	35,272,577
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)	781,779	6,015,940
Kakao Corp. (Interactive Media & Services)	614,471	66,394,568
Kakao Pay Corp.* (IT Services)	18,285	1,422,549
KakaoBank Corp.* (Banks)	539,407	29,130,933
LG Household & Health Care Ltd. (Personal Products)	41,364	41,527,475
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	9,755,500	108,873,156
Locaweb Servicos de Internet SA (IT Services)	2,563,000	8,347,735
Lojas Renner SA (Multiline Retail)	2,431,135	13,859,089
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	10,456	15,485,545
Midea Group Co. Ltd., Class A (Household Durables)	3,403,614	36,443,751
	Shares	Value
Mr. Price Group Ltd. (Specialty Retail)	1,036,480	$13,625,786
NAVER Corp. (Interactive Media & Services)	181,537	63,550,624
Nestle India Ltd. (Food Products)	147,876	37,581,493
Network International Holdings PLC* (IT Services)	3,232,061	14,293,367
Ping An Healthcare & Technology Co. Ltd.* (Health Care Technology)	1,254,000	6,114,560
PT Bank Central Asia TBK (Banks)	107,207,000	56,574,114
PT Bank Rakyat Indonesia Persero TBK (Banks)	46,414,000	13,876,276
Raia Drogasil SA (Food & Staples Retailing)	3,229,800	13,392,635
Rede D’Or Sao Luiz SA (Health Care Providers & Services)	1,289,600	13,599,393
Rumo SA* (Road & Rail)	4,098,391	11,503,848
Sberbank of Russia PJSC ADR (Banks)	1,239,348	24,811,747
Sea Ltd. ADR* (Entertainment)	96,216	33,056,931
Shanghai International Airport Co. Ltd., Class A* (Transportation Infrastructure)	3,055,662	25,213,939
Suzano SA* (Paper & Forest Products)	1,669,600	14,535,628
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,187,000	25,121,414
TCS Group Holdings PLC GDR (Banks)	134,210	13,743,104
Tencent Holdings Ltd. (Interactive Media & Services)	603,800	37,488,640
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	6,527,600	22,746,803
Yandex NV Russia, Class A* (Interactive Media & Services)	169,000	13,999,960
Yandex NV US, Class A* (Interactive Media & Services)	176,301	14,604,775
Zomato Ltd.* (Internet & Direct Marketing Retail)	5,825,170	10,234,242
TOTAL COMMON STOCKS
(Cost $1,406,105,133)		1,582,295,306
Foreign Bond (0.0%)NM
India (0.0%)NM
Britannia Industries Ltd., 5.50%, 6/3/24+	9,985,483	133,113
TOTAL FOREIGN BOND
(Cost $136,982)		133,113
TOTAL INVESTMENTS
(Cost $1,406,242,115) – 97.9%		1,582,428,419
Other Net Assets (Liabilities) – 2.1%		33,782,700
NET ASSETS – 100.0%		$1,616,211,119

*
Non-income producing security

+
The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

NM
Not meaningful, amount less than 0.05%

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	October 31, 2021 (Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of October 31, 2021:
	Value	% of Net Assets
Automobiles	$146,781,687	9.1%
Banks	312,285,649	19.4%
Capital Markets	7,874,439	0.5%
Chemicals	21,185,961	1.3%
Diversified Financial Services	13,336,885	0.8%
Entertainment	33,056,931	2.0%
Food & Staples Retailing	68,229,667	4.2%
Food Products	93,850,708	5.8%
Health Care Providers & Services	39,787,058	2.4%
Health Care Technology	6,114,560	0.4%
Hotels, Restaurants & Leisure	63,492,038	3.9%
Household Durables	36,443,751	2.3%
Household Products	46,018,314	2.8%
Interactive Media & Services	196,038,567	12.1%
Internet & Direct Marketing Retail	119,292,112	7.4%
IT Services	24,063,651	1.5%
Multiline Retail	13,859,089	0.9%
Paper & Forest Products	14,535,628	0.9%
Personal Products	57,538,347	3.6%
Pharmaceuticals	6,015,940	0.4%
Real Estate Management & Development	12,108,406	0.7%
Road & Rail	11,503,848	0.7%
Semiconductors & Semiconductor Equipment	25,121,414	1.6%
Specialty Retail	31,131,562	2.0%
Textiles, Apparel & Luxury Goods	144,270,208	8.8%
Transportation Infrastructure	38,491,999	2.4%
Other Net Assets	33,782,700	2.1%
Total	$1,616,211,119	100.0%
The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2021:
	Value	% of Net Assets
Argentina	$15,485,545	1.0%
Brazil	83,112,767	5.1%
China	610,837,608	37.7%
Cyprus	13,743,104	0.9%
Greece	14,714,313	0.9%
India	217,575,915	13.5%
Indonesia	70,450,390	4.4%
Kazakstan	15,115,032	0.9%
Korea, Republic Of	30,553,482	1.9%
Mexico	58,728,604	3.6%
Philippines	12,108,406	0.7%
Russia	70,922,258	4.4%
Saudi Arabia	28,141,291	1.7%
Singapore	33,056,931	2.0%
South Africa	39,776,036	2.5%
South Korea	209,415,092	13.0%
Taiwan	25,121,414	1.6%
Thailand	19,276,864	1.2%
United Arab Emirates	14,293,367	0.9%
Other Net Assets	33,782,700	2.1%
Total	$1,616,211,119	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statements of Assets and Liabilities	October 31, 2021 (Unaudited)

	Emerging Markets Fund	Emerging Markets Great Consumer Fund
Assets:
Investments, at value (Cost $51,144,998 and $1,406,242,115)	$60,580,699	$1,582,428,419
Foreign currency, at value (Cost $151,894 and $17,961,479)	152,390	17,869,635
Cash	3,193,330	20,102,634
Dividends and interest receivable	54,350	1,292,650
Receivable for investments sold	—	8,087,421
Receivable for capital shares issued	1,808	2,951,699
Reclaims receivable	3,401	7,876
Prepaid expenses	23,059	114,164
Total Assets	64,009,037	1,632,854,498
Liabilities:
Payable for investments purchased	130,700	7,628,947
Payable for capital shares redeemed	25,166	916,683
Payable to Manager	36,279	1,367,974
Deferred foreign taxes	546,875	6,466,278
Accrued expenses:
Administration	5,945	12,534
Distribution	3,495	28,419
Fund accounting	10,114	19,142
Transfer agent	2,818	55,912
Custodian	5,961	58,155
Legal and audit fees	2,109	33,196
Trustee	1,365	27,595
Printing	881	14,201
Other	1,151	14,343
Total Liabilities	772,859	16,643,379
Net Assets	$63,236,178	$1,616,211,119
Net Assets consist of:
Paid in Capital	$51,973,566	$1,462,187,665
Total distributable earnings/(loss)	11,262,612	154,023,454
Net Assets	$63,236,178	$1,616,211,119
Net Assets:
Class A	$7,756,219	$50,784,889
Class C	2,216,630	19,009,157
Class I	53,263,329	1,546,417,073
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Class A	492,254	2,729,313
Class C	152,875	1,112,226
Class I	3,307,481	81,004,890
Net Asset Value (redemption price per share):
Class A	$15.76	$18.61
Class C(a)	$14.50	$17.09
Class I	$16.10	$19.09
Maximum Sales Charge:
Class A	5.75%	5.75%
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$16.72	$19.75
Amounts shown as “—” are either $0 or round to $0.
(a)
Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See accompanying notes to financial statements

Mirae Asset Discovery Funds
Statements of Operations	For the period ended October 31, 2021 (Unaudited)

	Emerging Markets Fund	Emerging Markets Great Consumer Fund
Investment Income:
Dividend income	$534,888	$8,835,997
Interest income	1,171	7,273
Foreign tax withholding	(60,507)	(824,774)
Total Investment Income	475,552	8,018,496
Expenses:
Manager fees	310,359	8,525,323
Administration fees	35,287	77,193
Distribution fees – Class A	7,378	70,578
Distribution fees – Class C	11,193	107,156
Fund accounting fees	30,301	94,745
Transfer agent fees	11,756	326,554
Custodian fees	32,187	453,589
Trustee fees	3,685	103,972
Legal and audit fees	5,694	125,074
State registration and filing fees	25,716	113,302
Line of credit fees	3,101	—
Other fees	7,944	165,065
Total Expenses before fee reductions	484,601	10,162,551
Waivers and/or reimbursements from the Manager	(105,473)	(84,507)
Total Net Expenses	379,128	10,078,044
Net Investment Income (Loss)	96,424	(2,059,548)
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments	3,455,794	(104,701,284)
Net realized gains (losses) on foreign currency transactions	(72,068)	(511,722)
Foreign taxes on realized gains (losses)	(237,957)	—
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	(1,775,083)	(14,477,364)
Net Change in foreign taxes on unrealized gains (losses)	(280,758)	(1,429,053)
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	1,089,928	(121,119,423)
Change in Net Assets Resulting From Operations	$1,186,352	$(123,178,971)
Amounts shown as “ —” are either $0 or round to $0.
See accompanying notes to financial statements

Mirae Asset Discovery Funds Statements of Changes in Net Assets

	Emerging Markets Fund		Emerging Markets Great Consumer Fund
	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$96,424	$100,906	$(2,059,548)	$(1,432,849)
Net realized gains (losses) on investments	3,455,794	9,478,436	(104,701,284)	131,315,296
Net realized gains (losses) on foreign currency transactions	(72,068)	(101,755)	(511,722)	(1,246,891)
Foreign taxes on realized gains	(237,957)	(192,360)	—	(2,388,103)
Change in unrealized appreciation/depreciation on investments, foreign currency transactions and foreign taxes	(2,055,841)	16,375,961	(15,906,417)	168,188,225
Change in net assets resulting from operations	1,186,352	25,661,188	(123,178,971)	294,435,678
Distributions to Shareholders:
Class A	—	(43,264)	—	(2,077,572)
Class C	—	(14,972)	—	(994,998)
Class I	—	(759,071)	—	(45,355,772)
Change in net assets from distributions	—	(817,307)	—	(48,428,342)
Change in net assets from capital transactions	(904,258)	(13,078,178)	33,504,860	866,344,588
Change in net assets	282,094	11,765,703	(89,674,111)	1,112,351,924
Net Assets:
Beginning of period	62,954,084	51,188,381	1,705,885,230	593,533,306
End of period	$63,236,178	$62,954,084	$1,616,211,119	$1,705,885,230
Capital Transactions:
Class A
Proceeds from shares issued	$4,225,552	$189,906	$10,605,174	$25,188,291
Dividends reinvested	—	37,324	—	2,025,487
Cost of shares redeemed	(112,751)	(579,658)	(11,121,140)	(15,337,930)
Class C
Proceeds from shares issued	100,232	135,451	891,543	4,959,042
Dividends reinvested	—	13,612	—	965,310
Cost of shares redeemed	(93,190)	(502,678)	(3,011,743)	(4,221,565)
Class I
Proceeds from shares issued	4,621,158	14,042,494	281,405,983	1,035,559,903
Dividends reinvested	—	622,938	—	38,548,315
Cost of shares redeemed	(9,645,259)	(27,037,567)	(245,264,957)	(221,342,265)
Change in net assets resulting from capital transactions	$(904,258)	$(13,078,178)	$33,504,860	$866,344,588
Share Transactions:
Class A
Issued	268,726	14,206	533,868	1,366,132
Reinvested	—	2,607	—	103,924
Redeemed	(7,190)	(44,989)	(575,964)	(835,933)
Class C
Issued	6,937	9,463	49,243	283,393
Reinvested	—	1,026	—	53,569
Redeemed	(6,484)	(40,132)	(167,103)	(250,892)
Class I
Issued	286,662	1,027,603	14,116,348	52,921,005
Reinvested	—	42,667	—	1,931,317
Redeemed	(605,785)	(2,117,396)	(12,438,105)	(11,496,346)
Change in shares	(57,134)	(1,104,945)	1,518,287	44,076,169
Amounts shown as “—” are either $0 or round to $0.
See accompanying notes to financial statements

Mirae Asset Discovery Funds
Financial Highlights FOR THE PERIODS INDICATED	Selected data for a share of beneficial interest outstanding throughout the periods indicated

		Investment Activities			Distributions to Shareholders From					Ratio of Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Net Assets, End of Period (000’s)	Portfolio Turnover(c)
Emerging Markets Fund
Class A
Six Months Ended October 31, 2021 (Unaudited)	$15.46	—(d)	0.30	0.30	—	—	—	$15.76	1.94%	1.40%	0.02%	1.74%	$7,756	53%
Year Ended April 30, 2021	$9.86	—(d)	5.78	5.78	(0.18)	—	(0.18)	$15.46	58.79%	1.40%	(0.02)%	1.80%	$3,566	123%
Year Ended April 30, 2020	$11.64	(0.02)	(1.76)	(1.78)	—	—	—	$9.86	(15.29)%	1.40%	(0.15)%	1.86%	$2,552	95%
Year Ended April 30, 2019	$13.16	0.02	(1.06)	(1.04)	—	(0.48)	(0.48)	$11.64	(7.31)%	1.43%(e)	0.18%	1.87%	$2,898	156%
Year Ended April 30, 2018	$10.80	(0.03)	2.39	2.36	—	—	—	$13.16	21.85%	1.50%	(0.22)%	2.08%	$4,889	72%
Year Ended April 30, 2017	$8.87	(0.03)	1.96	1.93	—	—	—	$10.80	21.76%	1.56%(f)	(0.31)%	6.81%	$408	111%
Class C
Six Months Ended October 31, 2021 (Unaudited)	$14.28	(0.05)	0.27	0.22	—	—	—	$14.50	1.54%	2.15%	(0.64)%	2.49%	$2,217	53%
Year Ended April 30, 2021	$9.12	(0.09)	5.34	5.25	(0.09)	—	(0.09)	$14.28	57.69%	2.15%	(0.78)%	2.55%	$2,176	123%
Year Ended April 30, 2020	$10.85	(0.06)	(1.67)	(1.73)	—	—	—	$9.12	(15.94)%	2.15%	(0.53)%	2.60%	$1,661	95%
Year Ended April 30, 2019	$12.40	(0.08)	(0.99)	(1.07)	—	(0.48)	(0.48)	$10.85	(8.01)%	2.18%(e)	(0.78)%	2.69%	$2,466	156%
Year Ended April 30, 2018	$10.26	(0.11)	2.25	2.14	—	—	—	$12.40	20.86%	2.25%	(0.93)%	2.92%	$2,162	72%
Year Ended April 30, 2017	$8.49	(0.09)	1.86	1.77	—	—	—	$10.26	20.85%	2.32%(f)	(1.06)%	6.48%	$385	111%
Class I
Six Months Ended October 31, 2021 (Unaudited)	$15.78	0.03	0.29	0.32	—	—	—	$16.10	2.03%	1.15%	0.38%	1.49%	$53,263	53%
Year Ended April 30, 2021	$10.05	0.03	5.91	5.94	(0.21)	—	(0.21)	$15.78	59.28%	1.15%	0.22%	1.55%	$57,212	123%
Year Ended April 30, 2020	$11.84	0.06	(1.85)	(1.79)	—	—	—	$10.05	(15.12)%	1.15%	0.54%	1.60%	$46,976	95%
Year Ended April 30, 2019	$13.39	0.03	(1.07)	(1.04)	(0.03)	(0.48)	(0.51)	$11.84	(7.14)%	1.18%(e)	0.27%	1.66%	$76,438	156%
Year Ended April 30, 2018	$10.96	—(d)	2.43	2.43	—	—	—	$13.39	22.17%	1.25%	0.03%	1.94%	$66,004	72%
Year Ended April 30, 2017	$8.98	0.02	1.96	1.98	—	—	—	$10.96	22.05%	1.32%(f)	0.18%	3.43%	$21,669	111%
Emerging Markets Great Consumer Fund
Class A
Six Months Ended October 31, 2021 (Unaudited)	$20.02	(0.05)	(1.36)	(1.41)	—	—	—	$18.61	(7.04)%	1.40%	(0.47)%	1.41%	$50,785	33%
Year Ended April 30, 2021	$14.86	(0.07)	6.09	6.02	—	(0.86)	(0.86)	$20.02	40.70%	1.40%	(0.35)%	1.45%	$55,496	49%
Year Ended April 30, 2020	$15.03	—(d)	(0.07)	(0.07)	(0.04)	(0.06)	(0.10)	$14.86	(0.50)%	1.40%	—%(d)	1.58%	$31,766	60%
Year Ended April 30, 2019	$14.89	—(d)	0.14	0.14	—	—	—	$15.03	0.94%	1.43%(e)	—%(d)	1.66%	$27,673	46%
Year Ended April 30, 2018	$11.82	(0.08)	3.15	3.07	—	—	—	$14.89	25.97%	1.50%	(0.53)%	1.78%	$45,145	52%
Year Ended April 30, 2017	$10.44	(0.06)	1.44	1.38	—	—	—	$11.82	13.22%	1.56%(f)	(0.51)%	2.05%	$15,047	55%
Class C
Six Months Ended October 31, 2021 (Unaudited)	$18.46	(0.11)	(1.26)	(1.37)	—	—	—	$17.09	(7.42)%	2.15%	(1.20)%	2.16%	$19,009	33%
Year Ended April 30, 2021	$13.85	(0.19)	5.66	5.47	—	(0.86)	(0.86)	$18.46	39.68%	2.15%	(1.11)%	2.20%	$22,710	49%
Year Ended April 30, 2020	$14.08	(0.08)	(0.09)	(0.17)	—	(0.06)	(0.06)	$13.85	(1.24)%	2.15%	(0.59)%	2.33%	$15,850	60%
Year Ended April 30, 2019	$14.05	(0.12)	0.15	0.03	—	—	—	$14.08	0.21%	2.18%(e)	(0.93)%	2.41%	$18,556	46%
Year Ended April 30, 2018	$11.24	(0.16)	2.97	2.81	—	—	—	$14.05	25.00%	2.25%	(1.20)%	2.53%	$18,221	52%
Year Ended April 30, 2017	$10.00	(0.13)	1.37	1.24	—	—	—	$11.24	12.40%	2.32%(f)	(1.24)%	2.80%	$13,616	55%
Class I
Six Months Ended October 31, 2021 (Unaudited)	$20.52	(0.02)	(1.41)	(1.43)	—	—	—	$19.09	(6.97)%	1.15%	(0.22)%	1.16%	$1,546,417	33%
Year Ended April 30, 2021	$15.18	(0.02)	6.22	6.20	—	(0.86)	(0.86)	$20.52	41.03%	1.15%	(0.10)%	1.20%	$1,627,679	49%
Year Ended April 30, 2020	$15.34	—(d)	(0.03)	(0.03)	(0.07)	(0.06)	(0.13)	$15.18	(0.23)%	1.15%	0.01%	1.33%	$545,917	60%
Year Ended April 30, 2019	$15.15	—(d)	0.19	0.19	—	—	—	$15.34	1.25%	1.18%(e)	0.03%	1.41%	$336,482	46%
Year Ended April 30, 2018	$12.00	(0.03)	3.18	3.15	—	—	—	$15.15	26.25%	1.25%	(0.23)%	1.53%	$217,808	52%
Year Ended April 30, 2017	$10.57	(0.03)	1.46	1.43	—	—	—	$12.00	13.53%	1.32%(f)	(0.25)%	1.73%	$116,917	55%

(a)
Calculated using the average shares method.

(b)
Total Return reflects any fee waivers or reimbursements during the applicable period and would have been lower in their absence.

(c)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)
Amount is less than $0.005 or 0.005%.

(e)
The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2018 and the higher limit in effect prior to that date. See Note 3 in the Notes to Financial Statements.

(f)
The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2016 and the higher limit in effect prior to that date.

See accompanying notes to financial statements

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2021

1. Organization
Mirae Asset Discovery Funds (the “Trust”) is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). Currently, the Trust consists of two operating series. This report includes information about the following series of the Trust: Emerging Markets Fund and Emerging Markets Great Consumer Fund. Each may be referred to individually as a “Fund” and collectively as the “Funds.” The Emerging Markets Fund and Emerging Markets Great Consumer Fund each have a fiscal year-end of April 30th.
Each Fund is classified as diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. Class C Shares that are no longer subject to a deferred sales charge may be converted to Class A Shares of the same Fund on the basis of relative net asset values. No sales charges are assessed with respect to Class I Shares of the Funds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, the Trust expects any risk of loss to be remote.
2. Significant Accounting Policies
The Funds are investment companies and accordingly follow accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investments Companies, as amended. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Actual results could differ from these estimates.
Investment Valuation
The Funds record investments at fair value. Fair value is defined as the value that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the U.S. market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).
Fixed-income securities are generally valued by using valuation methodologies from an independent pricing service. Such services typically utilize multiple sources in an effort to obtain market color, which includes but is not limited to, observed transactions, credit quality information, perceived market movements, news, and other relevant information. These sources become the building blocks for establishing an effective modeling application, otherwise known as “matrix pricing.” In the absence of available quotations, fixed-income securities will be priced at fair value determined in accordance with fair value procedures approved by the Board.
Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2021

The Funds may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.
Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.
Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the “Manager”) determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by the Manager’s Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.
Each Fund uses fair value pricing to seek to ensure that such Fund’s net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s net asset value by short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s net asset value by short-term traders.
The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
■
Level 1 —  quoted prices in active markets for identical assets

■
Level 2 —  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

■
Level 3 —  significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Pursuant to the valuation procedures noted previously, equity securities, including foreign equity securities, are generally categorized as a Level 1 security in the fair value hierarchy, unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security.
A summary of the valuations as of October 31, 2021, based upon the three levels defined above, are identified below for each Fund.
	Level 1	Level 2	Level 3	Total Investments
Emerging Markets Fund
Common Stock*	$59,696,593	$884,106	$—	$60,580,699
Total Investments	$59,696,593	$884,106	$—	$60,580,699
	Level 1	Level 2	Level 3	Total Investments
Emerging Markets Great Consumer Fund
Common Stock*	$1,553,955,207	$28,340,099	$—	$1,582,295,306
Foreign Bond	—	133,113	—	133,113
Total Investments	$1,553,955,207	$28,473,212	$—	$1,582,428,419

*
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

As of October 31, 2021, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2021

Foreign Currency Transactions
The Fund’s accounting records are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:
i)
value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)
purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.
Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.
Investment Transactions and Related Income
Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discount based on effective yield. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Allocations
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Distributions to Shareholders
Each of the Funds intends to declare and distribute net investment income at least annually, if any, and distribute net realized capital gains, if any, annually.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net ordinary loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales, tax treatment of passive foreign investment companies (“PFICs”)) do not require a reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Federal Income Taxes
Each Fund intends to continue to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Each Fund intends to make timely distributions in order to avoid tax liability.
Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2021

previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statements of Operations as incurred. There is no income tax noted as due for the period ended October 31, 2021.
3. Transactions with Affiliates and other Servicing Arrangements
The Trust, on behalf of each Fund, has entered into an Investment Management Agreement between the Manager and the Trust (the “Investment Management Agreement”). Under this agreement, each Fund pays the Manager a fee, accrued daily and payable monthly at an annualized rate of the average daily net assets of each Fund as listed below:
Emerging Markets Fund	0.99%
Emerging Markets Great Consumer Fund	0.99%
The Manager, with respect to each of the Funds, has entered into a sub-management agreement with Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong” or the “Sub-Manager”) to manage all or a portion of the investments of each Fund. The Funds do not compensate the Sub-Manager. Pursuant to the Sub-Management Agreement, the Manager compensates the Sub-Manager with a portion of the management fee it receives from the Fund, if any, for providing sub-advisory services to such Fund. Such fees are payable monthly at an annualized rate of the average daily net assets of each Fund as follows: 35% of those fees derived from assets allocated to, and managed by, Mirae Asset Hong Kong. Effective on May 13, 2021, the minimum and maximum allocation amounts upon which the Sub-Manager is paid are 30% and 70%, respectively, of the average daily percentage of each Fund’s net assets.
The Manager has contractually agreed to waive advisory expenses and otherwise reimburse expenses of the Funds in order to limit the annual operating expenses (excluding interest expense, taxes, brokerage commissions, acquired fund fees and expenses and certain other Fund expenses) through August 31, 2022 as follows:
	Class A	Class C	Class I
Emerging Markets Fund	1.40%	2.15%	1.15%
Emerging Markets Great Consumer Fund	1.40%	2.15%	1.15%
Waivers and reimbursements under this agreement are accrued daily and paid monthly.
Additionally, pursuant to the expense limitation agreement, each Fund has agreed to repay amounts waived or reimbursed by the Manager with respect to such Fund for a period of up to three fiscal years after such waiver or reimbursement was made. Such repayments are subject to approval by the Board, and are permissible to the extent such repayments would not cause the expenses of a Fund to exceed the limits described above. As of October 31, 2021, the repayments that may potentially be made by the Funds are as follows:
	Expires 4/30/22	Expires 4/30/23	Expires 4/30/24	Expires 4/30/25	Total
Emerging Markets Fund	$323,715	$290,813	$221,218	$105,473	$941,219
Emerging Markets Great Consumer Fund	628,729	831,534	569,714	84,507	2,114,484
Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citibank, N.A., serves as the Trust’s administrator and fund accounting agent and receives fees for such services in accordance with a master services agreement with the Trust, on behalf of the Funds.
FIS Investor Services LLC (“FIS”) serves as transfer agent for the Funds under a transfer agency agreement and receives fees for its services.
Citi also receives fees for certain additional services and reimbursement for out-of-pocket expenses. Citibank, N.A. serves as custodian for the Funds. For its services as custodian, the Funds pay Citibank, N.A. a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges. Such percentages vary by the jurisdiction in which the assets are held.
The Funds have a committed $50,000,000 line of credit agreement with Citibank, N.A., expiring April 22, 2022. Borrowings under this facility bear interest at rates determined at the time of such borrowings, if any. The average loans for the days outstanding and average interest rate for each Fund during the period ended October 31, 2021, were as follows:
	Amount Outstanding at October 31, 2021	Average Borrowings*	Days Outstanding	Average Rate	Maximum Borrowings During the Period
Emerging Markets Fund	$—	$451,429	7	1.13%	$1,000,000

*
For the period ended October 31, 2021, based on the number of days borrowings were outstanding.

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2021

Interest charged under this facility during the period ended October 31, 2021 are identified as Line of credit fees on the accompanying Statements of Operations.
Funds Distributor, LLC (the “Distributor”) serves as the distributor of each Fund. The Trust, on behalf of each Fund, has adopted plans with respect to Class A and Class C Shares that allow each Fund to pay distribution fees for marketing, distribution and sale of those share classes under Rule 12b-1 of the 1940 Act, and shareholder servicing fees for certain services provided to its shareholders. Class A Shares pay a 12b-1 fee at an annual rate of 0.25% of average daily net assets. Class C Shares pay a 12b-1 fee at an annual rate of 1.00% of average daily net assets. The Distributor may use up to 0.25% for shareholder servicing of Class C Shares and up to 0.75% may be used for distribution of Class C Shares. The distributor received commissions from the sale of Class A and Class C Shares of the Funds during the period ended October 31, 2021 as follows:
	Class A	Class C
Emerging Markets Fund	$232	$—
Emerging Markets Great Consumer Fund	5,698	—
The distributor received contingent deferred sales charges from shareholder redemptions during the period ended October 31, 2021 as follows:
Emerging Markets Fund	$—
Emerging Markets Great Consumer Fund	310
For the period ended October 31, 2021, the brokerage commissions paid by each Fund to broker/dealers affiliated with the Manager on the execution of each Fund’s purchases and sales of portfolio investments were as follows:
	Name of Affiliate Broker/Dealer	Aggregate Amount of Brokerage Commissions Paid to Affiliate
Emerging Markets Fund	Mirae Asset Securities (Hong Kong) Ltd.	$5,598
Emerging Markets Great Consumer Fund	Mirae Asset Securities (Hong Kong) Ltd.	63,626
Certain officers and a Trustee of the Trust are officers of the Manager or Citi and receive no compensation from the Funds for such services.
4. Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended October 31, 2021 were as follows:
	Purchases	Sales
Emerging Markets Fund	$32,530,531	$35,719,516
Emerging Markets Great Consumer Fund	587,353,196	533,371,648
5. Investment Risks
Asset Allocation Risk
Each Fund’s ability to achieve its investment objective will depend, in part on the investment manager’s ability to select the best asset allocation of assets across the various developed and emerging markets. This is a risk that the manager’s evaluations and assumptions may be incorrect in view of actual market condition.
Credit Risk
The issuer of a fixed income security or the counterparty to a contract, such as swaps or other derivatives, may become unable or unwilling to meet its financial obligations. Various market participants, such as rating agencies or pricing services, also may affect the security by downgrading the credit of the issuer of the security, which may decrease the value.
Concentration Risk
Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2021

in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedules of Portfolio Investments provide information on each Fund’s holdings, including industry and/or geographical composition, as relevant.
Emerging Markets Risks
The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds’ loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.
Equity Securities Risk
Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.
Fixed Income Securities Risk
Bonds tend to experience smaller fluctuations in value than equity securities. However, investors in any bond fund should anticipate fluctuations in price, especially for longer term issues and in environments of rising interest rates.
Foreign Securities Risk
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure and legal standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.
Growth Investing Risk
Investments in growth-focused companies may be more volatile than other stocks or the market as a whole. Growth-focused companies may be in early stages of business development or have smaller market capitalizations causing their securities to be more sensitive to economic downturns in the broader market. The price of securities issued by growth-focused companies may be more sensitive to the companies’ current or expected earnings.
Market Disruption and Geopolitical Risk
Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, natural and environmental disasters, systemic market dislocations, public health crises, such as the coronavirus ("COVID-19") outbreak, and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of the Fund and its investments.
6. Federal Income Tax Information
At April 30, 2021, the Funds did not have any capital loss carryforwards (“CLCFs”) for federal income tax purposes.
During the year ended April 30, 2021, the following Fund utilized CLCFs to offset realized capital gains:
Amount
Emerging Markets Fund	$6,697,111
Under current tax law, capital losses and net investment losses realized after October 31 and December 31, respectively, of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. As of April 30, 2021, the following Funds’ deferred losses are as follows:

Mirae Asset Discovery Funds
Notes to Financial Statements (Unaudited)	October 31, 2021

	Post-October Loss Deferred	Late Year Ordinary Loss Deferred	Total
Emerging Markets Fund	$—	$193,211	$193,211
The tax character of distributions paid to shareholders during the tax year ended April 30, 2021 were as follows:
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions
Emerging Markets Fund	$817,307	$—	$817,307
Emerging Markets Great Consumer Fund	3,495,957	44,932,385	48,428,342
As of April 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
Emerging Markets Fund	$—	$871,977	$871,977	$(193,211)	$9,397,494	$10,076,260
Emerging Markets Great Consumer Fund	40,740,902	55,037,782	95,778,684	—	181,423,741	277,202,425

(a)
The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

At April 30, 2021, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, including deferred tax on foreign capital gains, for federal income tax purposes, were as follows:
	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Fund	$52,349,674	$12,545,489	$(2,880,564)	$9,664,925
Emerging Markets Great Consumer Fund	1,457,459,548	256,111,968	(69,652,409)	186,459,559
7. Control Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of October 31, 2021, the Funds have individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), and representing ownership as follows:
Beneficial Ownership
Emerging Markets Fund	37%
Emerging Markets Great Consumer Fund	31%
8. Subsequent Events
Management evaluated subsequent events through the date these schedules were issued and concluded no such events require recognition or disclosure in these financials statements, except as noted below:
At a special meeting of shareholders held on December 1, 2021, Joon Hyuk Heo and Susan Oh were elected as trustees to the Board of Trustees of the Trust.

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement and the Sub-Management Agreement (Unaudited)

Emerging Markets Fund
Emerging Markets Great Consumer Fund
Approval of Amendment to Sub-Management Agreement
On May 13, 2021, at a special telephonic meeting of the Board of Trustees of Mirae Asset Discovery Funds (the “Board” of the “Trust”), the Board considered an amendment to the Sub-Management Agreement between the Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA” or the “Adviser”) and Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong” or the “Sub-Adviser”) for the Emerging Markets Fund and the Emerging Markets Great Consumer Fund (collectively, the “Funds”) to change the calculation of the fee allocated to the Sub-Adviser from the Adviser’s management fee with respect to the Funds (the “Sub- Advisory Fee Amendment”).
In connection with the approval of the Sub-Advisory Fee Amendment, the Board took into consideration the contract renewal materials it had received at the June 2020 contract renewal meeting, to the extent that such information was relevant, and the Adviser’s report that highlighted material changes to those materials and, among other things, provided updated performance information for each Fund. These materials and presentations by representatives of the Adviser described, among other things: the Adviser’s and Sub-Adviser’s business; the Adviser’s and Sub-Adviser’s organizational structure, personnel and operations; the services provided by the Adviser and Sub-Adviser with respect to the Funds; the allocation of the Adviser’s management fee among the Adviser and Sub-Adviser; and the proposed change to the calculation of the sub-advisory fee to set a minimum and maximum allocation amount upon which the Sub-Adviser would be paid. Also included in the materials was a memorandum from counsel on the responsibilities of the Board of Trustees in considering approval of the Sub-Advisory Fee Amendment.
At the meeting, representatives of the Adviser discussed, and answered Trustees’ questions about the Adviser’s and Sub-Adviser’s services and personnel and the Adviser’s profitability and financial information. The Adviser confirmed that there would be no reduction in the nature, quality or level of services provided to the Funds as a result of the proposed change to the calculation of the Sub-Adviser’s fee and that the Adviser’s and Sub-Adviser’s ability to manage the Funds would not be impacted in any way. In addition, there would be no impact to shareholders because the sub-advisory fee for each Fund is paid by the Adviser out of its management fee.
Board Considerations
The Independent Trustees considered, among other things, the nature, extent and quality of services provided to the Funds by the Adviser and Sub-Adviser under their respective agreements. The Independent Trustees also considered the Adviser’s confirmation that there would be no reduction in the nature, quality or level of services as a result of the proposed changes to the calculation of the Sub-Adviser’s fee. The Independent Trustees also considered that the change would have no impact on the expenses of the Funds since the Adviser pays the sub-advisory fee out of its management fee. The Independent Trustees also considered the Adviser’s rationale for making this change, the Adviser’s financial condition and profitability.
Conclusion
The Board, including the Independent Trustees, concluded that compensation payable under the Sub-Advisory Fee Amendment was fair and reasonable with respect to the services provided to each Fund and in light of the other factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was also assisted by the advice of independent counsel in making this determination.
Annual Approval of Investment Management Agreement and Sub-Management Agreement
On June 21, 2021, as well as during a special telephonic meeting on June 2, 2021, the Board of Trustees of Mirae Asset Discovery Funds (the “Board” of the “Trust”) considered the renewal of the following: (1) the Investment Management Agreement, as amended, between the Trust and Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA” or the “Adviser”) for the Emerging Markets Fund (“Emerging Markets Fund”) and the Emerging Markets Great Consumer Fund (“EM Great Consumer Fund”) (collectively, the “Funds”); and (2) the Sub-Management Agreement, as amended on May 13, 2021, between the Adviser and the Sub-Adviser for the Funds (consideration of both agreements together, the “Annual Approval”).
In connection with the Annual Approval, the Board requested and received a wide variety of information from the Adviser and Sub-Adviser. The materials and presentations by representatives of the Adviser described, among other things: the Adviser’s and Sub-Adviser’s business; the Adviser’s and Sub-Adviser’s organizational structure, personnel and operations; the services provided by the Adviser and Sub-Adviser with respect to the Funds; the Funds’ performance; the Adviser’s and Sub-Adviser’s fees and the Funds’ net total expenses; the Adviser’s contractual fee waiver and expense reimbursement agreement with respect to the Funds; and compliance and portfolio trading matters. At the meetings, representatives of the Adviser discussed, and answered Trustees questions about, among other things,

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement and the Sub-Management Agreement (Unaudited)

the Strategic Insight report comparing the Funds’ fees and expenses to those of peer groups of similar funds, performance comparison information, the Adviser’s services and personnel and the Adviser’s profitability. Also included in the materials was a memorandum from counsel on the responsibilities of the Board of Trustees in considering for approval of the Investment Management and Sub-Management Agreements.
Nature, Extent and Quality of the Services
In reviewing the nature, extent and quality of services, the Board considered the scope and quality of services provided to the Funds by the Adviser under the Investment Management Agreement and by the Sub-Adviser under the Sub-Management Agreement. The Board considered the quality of the investment research capabilities of the Adviser and the Sub-Adviser and other resources dedicated to performing services for the Funds. The Board also considered information regarding: the experience and professional background of the portfolio managers at the Adviser and the Sub-Adviser and the qualifications and capabilities of the portfolio managers and other personnel who would have principal investment responsibility for each Fund’s investments; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Adviser’s/Sub-Adviser’s senior management and staff; the quality of the Adviser’s/Sub-Adviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions; and the financial condition and operational stability of the Adviser/Sub-Adviser, including financial statements of the Adviser and Sub-Adviser. The Board also took into account its familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and reports during the preceding months in connection with the Funds.
The Board discussed the adequacy of the resources and quality of services provided by the Adviser and the Sub-Adviser under their respective Agreements. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Investment Management and Sub-Management Agreements.
Costs of Services and Profitability
The Adviser then discussed with the Board its costs of services provided to the Funds. The Board considered the Adviser’s and Sub-Adviser’s resources devoted to the Funds as well as the Adviser’s and Sub-Adviser’s income from the Funds and other products and the Adviser’s waiver of its fees and reimbursement of the Funds’ expenses. The Adviser then discussed its profitability analysis with respect to the Funds and the impact of the Adviser’s reimbursement of expenses with respect to the Funds. The Adviser also discussed the recent amendment to the Sub-Management Agreement between the Adviser and Sub-Adviser reducing the fees allocated to the Sub-Adviser out of the Adviser’s management fee.
Compensation
The Board reviewed industry data from Strategic Insight relating to the Funds and compared the net management fees, contractual advisory fees and net total expense ratios to the net management fees, contractual advisory fees and net total expense ratios of each Fund’s peer group median data.
Performance
The Board considered performance comparison information for each Fund based on Strategic Insight data comparing each Fund’s performance to that of its benchmark and for the year-to-date, one-year, three-year, five-year and ten-year periods each ended March 31, 2021. The Board also considered the Strategic Insight report containing each Fund’s Morningstar Category Rankings (annual net total returns) for the year-to-date, one-year, three-year, five-year and ten-year periods each ended March 31, 2021. The Adviser reviewed the performance attribution information for each Fund and discussed factors behind the various Funds’ performance.
Economies of Scale
The Board then considered whether the Funds would benefit from any economies of scale. The Trustees considered the Adviser’s analysis of the breakpoint fee levels of peer funds and noted that most funds within the peer group that had breakpoints were part of a larger fund complex, whereas the Adviser has a limited product line. The Trustees also took into consideration that the Adviser is operating in a segment of the market where there is less liquidity and more costly. The Trustees noted that despite the increase in AUM, especially for the EM GC Fund, breakpoints were currently not relevant to the Funds given their asset size.
Other Benefits
The Board noted that the Adviser indicated that it does not expect to receive significant ancillary benefits as a result of its relationship with the Funds and that transactions effected through its affiliated broker are reported to the Board.

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement and the Sub-Management Agreement (Unaudited)

Conclusion
The Board, including all of the Independent Trustees, concluded that the fees payable under the Investment Management Agreement, as amended, and Sub-Management Agreement, as amended, were fair and reasonable with respect to the services that the Adviser and the Sub-Adviser provide to each Fund and in light of the other factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was also assisted by the advice of independent counsel in making this determination.

Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders of the Trust was held on December 1, 2021, to elect Joon Hyuk Heo and Susan Oh as trustees to the Board of Trustees of the Trust.
The results of the vote of the shareholders of the Funds on the election of trustees were as follows:
	For Approval	Withheld	% of Total
Joon Hyuk Heo	68,637,018	198,373	99.71%
Susan Oh	68,649,337	186,054	99.73%
An affirmative vote of a plurality of the votes as cast approved the election of Joon Hyuk Heo and Susan Oh as trustees. As a result, the shareholders of the Funds approved the election of each.

Mirae Asset Discovery Funds

To Make Investments
Regular Mail:
Mirae Asset Discovery Funds
P.O. Box 183165
Columbus, Ohio 43218-3165

Express, Registered or
Certified Mail:
Mirae Asset Discovery Funds
4249 Easton Way, Ste. 400
Columbus, Ohio 43219
Phone Number:
1-888-335-3417

This report is submitted for the general information of the shareholders of the Mirae Asset Discovery Funds (the “Trust”). It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.miraeasset.com.
A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-335-3417; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how each Fund (or the Funds) voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-335-3417, and on the Trust’s website at http://investments.miraeasset.us.
The Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Funds in this report are available, free of charge, on the Commission’s website at sec.gov.
Mirae Asset Discovery Funds are distributed by Funds Distributor, LLC.
10/21

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)	Included as part of report to stockholders under Item 1.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable - only for annual reports.

(a)(2)	Separate certifications by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By (Signature and Title)	/s/ Joon Hyuk Heo
Joon Hyuk Heo, President and Principal Executive Officer

Date	December 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joon Hyuk Heo
Joon Hyuk Heo, President and Principal Executive Officer

Date	December 22, 2021

By (Signature and Title)	/s/ Joel B. Engle
Joel B. Engle, Treasurer and Principal Financial and Accounting Officer

Date	December 22, 2021